Business combinations - Acquisition of Insys Group,Inc. (Insys) (Details) - USD ($) $ in Thousands		1 Months Ended
	Jul. 15, 2016	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2016
Business Acquisition [Line Items]
Goodwill (Note 5)		$ 76,918		$ 88,908	$ 30,285
Insys Group, Inc.
Business Acquisition [Line Items]
Business combination, contingent consideration, liability				0
Payments to acquire businesses, gross	$ 37,896
Business combination, contingent consideration arrangements, range of outcomes, value, high		3,000
Cash and cash equivalents	2,301
Trade accounts receivable	15,519
Other current assets	352
Property and equipment, net	230
Goodwill (Note 5)	17,685
Total assets	70,407
Accounts Payable	(7,157)
Deferred revenue	(508)
Line of credit	(6,380)
Total liabilities	(14,045)
Total net assets acquired	56,362
Total purchase consideration	$ 56,362
Business combination, contingent consideration arrangements, reallocation of earn-out, minimum		2,574
Customer-Related Intangible Assets | Insys Group, Inc.
Business Acquisition [Line Items]
Acquired customer relations, useful life (in years)	10 years
Intangible assets	$ 34,320
Trademarks | Insys Group, Inc.
Business Acquisition [Line Items]
Intangible assets	0
Cash Consideration Contingent On Certain Revenue And EBITDA Targets [Member] | Insys Group, Inc.
Business Acquisition [Line Items]
Business combination, contingent consideration arrangements, range of outcomes, value, high		$ 2,500		$ 13,000
Scenario, Previously Reported [Member] | Insys Group, Inc.
Business Acquisition [Line Items]
Cash and cash equivalents	2,301
Trade accounts receivable	15,355
Other current assets	352
Property and equipment, net	230
Goodwill (Note 5)	17,451
Total assets	71,581
Accounts Payable	(6,857)
Deferred revenue	(508)
Line of credit	(6,380)
Total liabilities	(13,745)
Total net assets acquired	57,836
Total purchase consideration	57,836
Scenario, Previously Reported [Member] | Customer-Related Intangible Assets | Insys Group, Inc.
Business Acquisition [Line Items]
Intangible assets	34,320
Scenario, Previously Reported [Member] | Trademarks | Insys Group, Inc.
Business Acquisition [Line Items]
Intangible assets	$ 1,572
Scenario, Forecast [Member] | Cash Consideration Contingent On Certain Revenue And EBITDA Targets [Member] | Insys Group, Inc.
Business Acquisition [Line Items]
Business combination, contingent consideration arrangements, range of outcomes, value, high			$ 18,000